Commitments, third-party guarantees, contingent assets and liabilities	12 Months Ended
Dec. 31, 2023
Commitments, third-party guarantees, contingent assets and liabilities [Abstract]
Commitments, third-party guarantees, contingent assets and liabilities
Note 20.- Commitments, third-party guarantees, contingent assets and liabilities

Contractual obligations

The following tables show the breakdown of the third-party commitments and contractual obligations as of December 31, 2023 and 2022:

2023	Total	2024	2025	2026	2027	2028	Subsequent

Corporate debt (Note 15)	1,084,838	34,022	179,059	320,956	153,998	396,803	-
Loans with credit institutions (Project debt) (Note 16)	3,393,767	265,649	273,015	298,527	443,503	406,282	1,706,791
Notes and bonds (Project debt) (Note 16)	925,493	54,653	52,288	53,968	56,465	58,366	649,753
Purchase commitments*	713,509	81,868	52,814	47,164	51,768	45,243	434,652
Accrued interest estimate during the useful life of loans	1,717,831	264,223	257,379	224,032	198,073	161,346	612,778

2022	Total	2023	2024	2025	2026	2027	Subsequent

Corporate debt (Note 15)	1,017,200	16,697	38,932	110,179	309,075	147,257	395,060
Loans with credit institutions (Project debt) (Note 16)	3,595,671	273,556	275,105	391,770	305,616	449,653	1,899,971
Notes and bonds (Project debt) (Note 16)	957,381	52,978	48,626	51,150	52,828	55,301	696,498
Purchase commitments*	823,856	96,847	99,597	54,747	51,058	56,852	464,755
Accrued interest estimate during the useful life of loans	1,821,915	264,626	248,794	229,142	203,961	179,386	696,006

* Purchase commitments include lease commitments for lease arrangements accounted for under IFRS 16 for $135.1 million as of December 31, 2023 ($112.0 million as of December 31, 2022), of which $9.4 million is due within one year and $125.7 million thereafter as of December 31, 2023 ($7.9 million due within one year and $104.1 million thereafter as of December 31, 2022).

Third-party guarantees

As of December 31, 2023, the sum of bank guarantees and surety bonds deposited by the subsidiaries of the Company as a guarantee to third parties (clients, financial entities and other third parties) amounted to $83.2 million ($88.0 million as of December 31, 2022). In addition, Atlantica Sustainable Infrastructure plc or other holding entities on its behalf had outstanding guarantees amounting to $239.8 million as of December 31, 2023 ($216.9 million as of December 31, 2022), which correspond mainly to guarantees provided to off-takers in PPAs, guarantees for debt service reserve accounts and guarantees for points of access for renewable energy projects.

Corporate debt guarantees

The payment obligations under the Green Senior Notes, the Revolving Credit Facility, the Note Issuance Facility 2020 and the 2020 Green Private Placement are guaranteed on a senior unsecured basis by following subsidiaries of the Company: Atlantica Infraestructura Sostenible, S.L.U., Atlantica Peru, S.A., ACT Holding, S.A. de C.V., Atlantica Investments Limited, Atlantica Newco Limited and Atlantica North America LLC. The Revolving Credit Facility and the 2020 Green Private Placement are also secured with a pledge over the shares of the subsidiary guarantors.

Legal Proceedings

In 2018, an insurance company covering certain Abengoa obligations in Mexico claimed certain amounts related to a potential loss. Atlantica reached an agreement under which Atlantica´s maximum theoretical exposure would in any case be limited to approximately $35 million, including $2.5 million to be held in an escrow account. In January 2019, the insurance company called on this $2.5 million from the escrow account and Abengoa reimbursed this amount. The insurance company could claim additional amounts if they faced new losses after following a process agreed between the parties and, in any case, Atlantica would only make payments if and when the actual loss has been confirmed and after arbitration if the Company initiates it. The Company used to have indemnities from Abengoa for certain potential losses, but such indemnities are no longer valid following the insolvency filing by Abengoa S.A. in February 2021.

In addition, during 2021 and 2022, several lawsuits were filed related to the February 2021 winter storm in Texas against among others Electric Reliability Council of Texas (ERCOT), two utilities in Texas and more than 230 individual power generators, including Post Oak Wind, LLC, the project company owner of Lone Star 2, one of the wind assets in Vento II where the Company currently has a 49% equity interest. The basis for the lawsuit is that the defendants failed to properly prepare for cold weather, including failure to implement measures and equipment to protect against cold weather, and failed to properly conduct their operations before and during the storm.

Atlantica is not a party to any other significant legal proceedings other than legal proceedings arising in the ordinary course of its business. Atlantica is party to various administrative and regulatory proceedings that have arisen in the ordinary course of business.

While Atlantica does not expect these proceedings, either individually or in combination, to have a material adverse effect on its financial position or results of operations, because of the nature of these proceedings Atlantica is not able to predict their ultimate outcomes, some of which may be unfavorable to Atlantica.